COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified	12 Months Ended		1 Months Ended
	Dec. 31, 2012 Vimicro Tianjin Construction in progress USD ($)	Dec. 31, 2011 Vimicro Tianjin Construction in progress USD ($)	May 31, 2009 Vimicro Tianjin Land use rights USD ($) sqm	May 31, 2009 Vimicro Tianjin Land use rights CNY sqm	Jun. 30, 2007 Vimicro Shenzhen Land use rights USD ($) sqm	Jun. 30, 2007 Vimicro Shenzhen Land use rights CNY sqm	Feb. 28, 2010 Vimicro China Land use rights USD ($) sqm	Feb. 28, 2010 Vimicro China Land use rights CNY sqm	Dec. 31, 2006 Vimicro China Land use rights
Commitments and contingencies
Transfer of construction area of the developed property to Xinhua Agricultural (as a percent)									35.00%
Consideration for land use rights under the transfer agreement			$ 2,100	13,800	$ 1,000	6,700	$ 5,900	39,100
Unit of area of land (in square meters)			34,418	34,418	3,947	3,947	5,047	5,047
Estimated aggregate capital expenditure	43,000
Direct costs related to construction capitalized as construction in progress	$ 17,209	$ 9,360